Label	Element	Value
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot US Mid Cap ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.30%
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot 100 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.20%
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot US Large Cap ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.10%
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot US Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.80%
Pacer Trendpilot Fund of Funds ETF | Pacer Trendpilot International ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.50%
Pacer Trendpilot Fund of Funds ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%